ACQUISITIONS - (Narrative) (Details) - USD ($) $ in Millions				1 Months Ended
	Sep. 13, 2023	Sep. 11, 2023	Feb. 03, 2022	Sep. 30, 2024	Oct. 17, 2023
Spectral Cyber Technologies Ltd [Member]
Business Acquisition [Line Items]
Acquisition date			Feb. 03, 2022
Amosec Ltd [Member]
Business Acquisition [Line Items]
Acquisition date		Sep. 11, 2023
Perimeter 81 Ltd [Member]
Business Acquisition [Line Items]
Acquisition date	Sep. 13, 2023
Business combination, consideration transferred	$ 503.1
R M Computer Consultants Inc [Member]
Business Acquisition [Line Items]
Acquisition date					Oct. 17, 2023
Cyberint Ltd [Member]
Business Acquisition [Line Items]
Acquisition date				Sep. 30, 2024
Business combination, consideration transferred				$ 188.6